Debt and other financial liabilities	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt and other financial liabilities	Debt and other financial liabilities
The following table summarizes our outstanding short-term and long-term debt and other financial liabilities:

	As of December 31, 2023	As of December 31, 2022
Loan with HSBC Mexico, S.A. principal amount 100,000,000 Mexican Pesos	$—	$5,177
Collect on debenture issuance by securitization program (Note 11)	—	2,231
Loan with Banco de Crédito e Inversiones principal amount 500,000,000 Chilean Pesos	—	251
Loan with Itaú Unibanco S.A. principal amounts 17,200,000 Reais and 3,000,000 Reais	3,605	3,926
Long-term debt, including current maturities	3,605	11,585
Less: Current maturities of long-term debt	1,343	6,466
Long-term debt, excluding current maturities	$2,262	$5,119
Short-term debt, including current maturities of long-term debt	28,530	29,931
Total short-term and long-term debt	$30,792	$35,050
The total estimated fair value of our long-term debt excluding our collateralized debt was approximately $3,601 and $4,843 as of December 31, 2023 and 2022, respectively.
The following table shows the details of the long-term debt outstanding as of December 31, 2023:

Loan	Issuance date	Maturity date	Currency	Amount in original currency	Amount in U.S. dollars	Interest rate	Interest payment
Itaú Unibanco S.A.	November 2020	November 2026	Reais	14,896	3,070	4%	Monthly
Itaú Unibanco S.A.	November 2020	November 2026	Reais	2,598	535	4%	Monthly
The changes in the balance of our total short-term and long-term debt as of December 31, 2023 and 2022 consist of the following:

	As of December 31, 2023	As of December 31, 2022
Balance, beginning of year	$35,050	$26,683
Collect on debenture issuance by securitization program (Note 11)	—	2,231
Payments of debenture issuance by securitization program (Note 11)	(2,231)	—
Payment of borrowings	(5,807)	(3,927)
Accrued interest	630	641
Interest paid	(361)	(229)
Foreign currency translation adjustment	(211)	(3,997)
Short-term loans, net	3,722	13,648
Balance, end of year	$30,792	$35,050

As of December 31, 2023 and 2022, short-term debt is comprised of seven loans with two financial institutions and five loans with one financial institution, respectively. Short-term debt is taken with maturities ranging from 1 month to 12 months. A portion of the short term debt is collateralized by accounts receivable. The weighted average interest rate on short-term borrowings outstanding as of December 31, 2023 and 2022, excluding our collateralized debt, was 12.29% and 12.98%, respectively. As December 31, 2023, we maintain short-term debt classified as a liability held for sale, see Note 32.

At December 31, 2023, we were in compliance with the applicable covenants under our debt agreements.